UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

  Read instructions at end of Form before preparing Form. Please print or type.

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1.    Name and address of issuer:

      Penn Street Fund Inc.
      83 General Warren Boulevard
      Suite 200
      Malvern, PA  19355
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2.    The name of each series or class of securities for
      which this Form is filed (If the Form is being filed
      for all series and classes of securites of the issuer,            |X|
      check the box but do not list series or classes):
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3.    Investment Company Act File Number:  811-09078

      Securities Act File Number:   033-95102
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4(a). Last day of fiscal year for which this Form is filed: 10/31/00


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4(b). |X|   Check box if this Form is being filed late
            (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction
            A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

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4(c). |_|   Check box if this is the last time the issuer
            will be filing this Form.


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
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
5.    Calculation of registration fee:

      (i)    Aggregate sale price of securities sold during the
             fiscal year pursuant to section 24(f):                                           $2,692,498
                                                                                               ---------

      (ii)   Aggregate price of securities redeemed or
             repurchased during the fiscal year:                             $ 1,370,407
                                                                              ----------

      (iii)  Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than
             October 11, 1995 that were not previously used to
             reduce registration fees payable
             to the Commission:                                              $         0
                                                                              ----------

      (iv)   Total available redemption credits [add Items 5(ii)
             and 5(iii)]:                                                                     $1,370,407
                                                                                               ---------

      (v)    Net sales - if Item 5(i) is greater than Item 5(iv)
             [subtract Item 5(iv) from Item 5(i)]:                                            $1,322,091
                                                                                               ---------

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      (vi)   Redemption credits available for use in future years            $        (0)
             - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)      ----------
             from Item 5(i)]:
      -----------------------------------------------------------------------------------

      (vii)  Multiplier for determining registration fee (See
             Instruction C.9):                                                               X   0.02640%
                                                                                               ---------

      (viii) Registration fee due [multiply Item 5(v) by Item
             5(vii)] (enter "0" if no fee is due):                                           =$   349.03
                                                                                               ---------

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6.    Prepaid Shares

      If the response to item 5(i) was determined by
      deducting an amount of securities that were registered
      under the Securities Act of 1933 pursuant to rule
      24e-2 as in effect before October 11, 1997, then
      report the amount of securities (number of shares or
      other units) deducted here:                                 0.
                                                              -----

      If there is a number of shares or other units that
      were registered pursuant to rule 24e-2 remaining
      unsold at the end of the fiscal year for which this
      form is filed that are available for use by the issuer
      in future fiscal years, then state that number here:        0.
                                                              -----

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7.    Interest due - if this Form is being filed more than
      90 days after the end of the issuer's fiscal year (see
      Instruction D):

                                                                                             +$   135.98
                                                                                               ---------

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8.    Total of the amount of the registration fee due plus
      any interest due [line 5(viii) plus line 7]:

                                                                                             =$   485.01
                                                                                               ---------

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9.    Date the registration fee and any interest payment was
      sent to the Commission's lockbox depository:

             Method of Delivery:

             |X|           Wire Transfer

             |_|           Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*               Paul Giorgio
                                        ----------------------------------------

                                        Treasurer
                                        ----------------------------------------

Date       5/31/2006
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                                        * Please print the name and title of the
                                          signing officer below the signature.